Guarantor/Non-Guarantor Subsidiary Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor/Non-guarantor Subsidiary Financial Information
Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the condensed consolidating financial statements for the Company, the parent on a stand-alone basis (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority-owned by QVC International LLC, which is a guarantor subsidiary.
These condensed consolidating financial statements have been prepared from the Company's financial information on the same basis of accounting as the Company's condensed consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense, interest income and expense and gains on intercompany asset transfers. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
During the three months ended June 30, 2014, an intangible asset held by certain non-guarantor subsidiaries was sold to QVC, Inc. resulting in a gain of $20 million reflected in intercompany interest and other income for the non-guarantor subsidiaries and also included in equity in earnings of subsidiaries for the subsidiary guarantors.  The gain is eliminated in the eliminations column.  The impact of these earnings has been eliminated in the presentation of intangible assets and equity in earnings of subsidiaries of the parent company.
The subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company's condensed consolidated financial statements.
The Company adjusted the previously reported consolidating financial statements to correctly classify transactions among QVC Inc., the combined subsidiary guarantors and the combined non-guarantor subsidiaries.
The adjustments to the condensed consolidating statements of operations:

•	attributed net revenue of $58 million and operating expenses of $9 million from QVC, Inc. to the combined non-guarantor subsidiaries for the three months ended June 30, 2013;

•	recognized equal and offsetting increases in the equity in earnings of subsidiaries of QVC, Inc. with a corresponding elimination for the three months ended June 30, 2013;

•
attributed net revenue of $112 million, cost of goods sold of $11 million and operating expenses of $17 million from QVC, Inc. to the combined non-guarantor subsidiaries for the six months ended June 30, 2013; and

•	recognized equal and offsetting increases in the equity in earnings of subsidiaries of QVC, Inc. with a corresponding elimination for the six months ended June 30, 2013.
The adjustments to the condensed consolidating statements of cash flows for the six months ended June 30, 2013:

•
attributed net cash provided by operating activities of $83 million from QVC, Inc. to the combined non-guarantor subsidiaries primarily related to revenue net of cost of goods sold and operating expenses;

•	decreased net cash provided by investing activities of $34 million of QVC, Inc. with an equal and offsetting elimination; and

•
increased net cash provided by financing activities of $117 million of QVC, Inc. and decreased net cash used in financing activities of $83 million of the non-guarantor subsidiaries, all with equal and offsetting eliminations.

The adjustments had no impact to the Company's condensed consolidated balance sheets, condensed consolidated statements of operations, condensed consolidated statements of comprehensive income, condensed consolidated statements of changes in equity or condensed consolidated statements of cash flows for any current and previously reported period.

Condensed consolidating balance sheets

June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$18	162	368	—	548
Restricted cash	11	—	3	—	14
Accounts receivable, net	490	—	266	—	756
Inventories	725	—	264	—	989
Deferred income taxes	147	—	18	—	165
Prepaid expenses	28	—	29	—	57
Total current assets	1,419	162	948	—	2,529
Property and equipment, net	253	66	757	—	1,076
Cable and satellite television distribution rights, net	—	441	99	—	540
Goodwill	4,169	—	1,041	—	5,210
Other intangible assets, net	1,092	2,049	102	—	3,243
Other noncurrent assets	9	—	60	—	69
Investments in subsidiaries	4,893	1,601	—	(6,494)	—
Total assets	$11,835	4,319	3,007	(6,494)	12,667
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	275	—	195	—	470
Accrued liabilities	150	86	507	—	743
Intercompany accounts payable (receivable)	1,084	(814)	(270)	—	—
Total current liabilities	1,511	(728)	441	—	1,224
Long-term portion of debt and capital lease obligations	3,886	—	51	—	3,937
Deferred compensation	14	—	—	—	14
Deferred income taxes	319	901	3	—	1,223
Other long-term liabilities	109	—	48	—	157
Total liabilities	5,839	173	543	—	6,555
Equity:
QVC, Inc. stockholder's equity	5,996	4,146	2,348	(6,494)	5,996
Noncontrolling interest	—	—	116	—	116
Total equity	5,996	4,146	2,464	(6,494)	6,112
Total liabilities and equity	$11,835	4,319	3,007	(6,494)	12,667

Condensed consolidating balance sheets

December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$78	133	246	—	457
Restricted cash	11	—	3	—	14
Accounts receivable, net	816	—	295	—	1,111
Inventories	684	—	247	—	931
Deferred income taxes	146	—	16	—	162
Prepaid expenses	20	—	27	—	47
Total current assets	1,755	133	834	—	2,722
Property and equipment, net	265	67	774	—	1,106
Cable and satellite television distribution rights, net	—	510	114	—	624
Goodwill	4,169	—	1,028	—	5,197
Other intangible assets, net	1,128	2,050	158	—	3,336
Other noncurrent assets	8	—	63	—	71
Investments in subsidiaries	4,894	1,628	—	(6,522)	—
Total assets	$12,219	4,388	2,971	(6,522)	13,056
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	11	—	13
Accounts payable-trade	336	—	158	—	494
Accrued liabilities	393	96	471	—	960
Intercompany accounts payable (receivable)	1,019	(879)	(140)	—	—
Total current liabilities	1,750	(783)	500	—	1,467
Long-term portion of debt and capital lease obligations	3,745	—	55	—	3,800
Deferred compensation	13	—	1	—	14
Deferred income taxes	399	923	4	—	1,326
Other long-term liabilities	90	—	18	—	108
Total liabilities	5,997	140	578	—	6,715
Equity:
QVC, Inc. stockholder's equity	6,222	4,248	2,274	(6,522)	6,222
Noncontrolling interest	—	—	119	—	119
Total equity	6,222	4,248	2,393	(6,522)	6,341
Total liabilities and equity	$12,219	4,388	2,971	(6,522)	13,056

Condensed consolidating statements of operations

Three months ended June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	187	692	(233)	2,014
Cost of goods sold	850	23	432	(55)	1,250
Gross profit	518	164	260	(178)	764
Operating expenses:
Operating	42	49	89	—	180
Selling, general and administrative, including stock-based compensation	243	1	89	(178)	155
Depreciation	10	1	22	—	33
Amortization	58	38	16	—	112
Intercompany management expense (income)	20	(5)	(15)	—	—
	373	84	201	(178)	480
Operating income	145	80	59	—	284
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Interest expense, net	(60)	—	—	—	(60)
Foreign currency (loss) gain	(1)	—	2	—	1
Intercompany interest and other (expense) income	(5)	13	12	(20)	—
	(66)	13	12	(20)	(61)
Income before income taxes	79	93	71	(20)	223
Income tax expense	(27)	(28)	(28)	—	(83)
Equity in earnings of subsidiaries, net of tax	88	29	—	(117)	—
Net income	140	94	43	(137)	140
Less net income attributable to the noncontrolling interest	(10)	—	(10)	10	(10)
Net income attributable to QVC, Inc. stockholder	$130	94	33	(127)	130

Condensed consolidating statements of operations - Adjusted

Three months ended June 30, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,326	182	681	(228)	1,961
Cost of goods sold	836	23	427	(59)	1,227
Gross profit	490	159	254	(169)	734
Operating expenses:
Operating	38	48	85	—	171
Selling, general and administrative, including stock-based compensation	227	—	80	(169)	138
Depreciation	9	2	22	—	33
Amortization	51	36	20	—	107
Intercompany management expense (income)	15	(4)	(11)	—	—
	340	82	196	(169)	449
Operating income	150	77	58	—	285
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Gains on financial instruments	—	—	3	—	3
Interest (expense) income, net	(50)	(1)	1	—	(50)
Foreign currency (loss) gain	(1)	—	1	—	—
Loss on extinguishment of debt	(16)	—	—	—	(16)
Intercompany interest and other (expense) income	(4)	12	(8)	—	—
	(71)	11	(5)	—	(65)
Income before income taxes	79	88	53	—	220
Income tax expense	(21)	(32)	(28)	—	(81)
Equity in earnings of subsidiaries, net of tax	81	11	—	(92)	—
Net income	139	67	25	(92)	139
Less net income attributable to the noncontrolling interest	(13)	—	(13)	13	(13)
Net income attributable to QVC, Inc. stockholder	$126	67	12	(79)	126

Condensed consolidating statements of operations

Six months ended June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$2,692	364	1,399	(455)	4,000
Cost of goods sold	1,692	48	878	(112)	2,506
Gross profit	1,000	316	521	(343)	1,494
Operating expenses:
Operating	82	95	181	—	358
Selling, general and administrative, including stock-based compensation	466	(1)	181	(343)	303
Depreciation	19	3	44	—	66
Amortization	110	77	36	—	223
Intercompany management expense (income)	40	(8)	(32)	—	—
	717	166	410	(343)	950
Operating income	283	150	111	—	544
Other (expense) income:
Equity in losses of investee	—	—	(3)	—	(3)
Interest expense, net	(113)	—	(9)	—	(122)
Foreign currency (loss) gain	(3)	—	3	—	—
Intercompany interest and other (expense) income	(10)	26	4	(20)	—
	(126)	26	(5)	(20)	(125)
Income before income taxes	157	176	106	(20)	419
Income tax expense	(7)	(52)	(98)	—	(157)
Equity in earnings (losses) of subsidiaries, net of tax	112	(19)	—	(93)	—
Net income	262	105	8	(113)	262
Less net income attributable to the noncontrolling interest	(19)	—	(19)	19	(19)
Net income (loss) attributable to QVC, Inc. stockholder	$243	105	(11)	(94)	243

The increase in tax expense of the combined non-guarantor subsidiaries compared to the same period in the prior year was primarily due to an unfavorable tax audit settlement in one of our European subsidiaries. This also resulted in a tax benefit for QVC, Inc. as a result of the corresponding foreign tax credit in the U.S.

Condensed consolidating statements of operations - Adjusted

Six months ended June 30, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$2,640	365	1,389	(459)	3,935
Cost of goods sold	1,679	49	871	(120)	2,479
Gross profit	961	316	518	(339)	1,456
Operating expenses:
Operating	75	93	176	—	344
Selling, general and administrative, including stock-based compensation	463	—	169	(339)	293
Depreciation	19	3	41	—	63
Amortization	102	70	39	—	211
Intercompany management expense (income)	32	(7)	(25)	—	—
	691	159	400	(339)	911
Operating income	270	157	118	—	545
Other (expense) income:
Equity in losses of investee	—	—	(1)	—	(1)
Gains on financial instruments	12	—	3	—	15
Interest expense, net	(112)	(1)	—	—	(113)
Foreign currency (loss) gain	(2)	(1)	2	—	(1)
Loss on extinguishment of debt	(57)	—	—	—	(57)
Intercompany interest and other (expense) income	(7)	25	(18)	—	—
	(166)	23	(14)	—	(157)
Income before income taxes	104	180	104	—	388
Income tax expense	(32)	(60)	(51)	—	(143)
Equity in earnings of subsidiaries, net of tax	173	26	—	(199)	—
Net income	245	146	53	(199)	245
Less net income attributable to the noncontrolling interest	(25)	—	(25)	25	(25)
Net income attributable to QVC, Inc. stockholder	$220	146	28	(174)	220

Condensed consolidating statements of comprehensive income

Three months ended June 30, 2014
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$140	94	43	(137)	140
Foreign currency translation adjustments	2	—	2	(2)	2
Total comprehensive income	142	94	45	(139)	142
Comprehensive income attributable to noncontrolling interest	(10)	—	(10)	10	(10)
Comprehensive income attributable to QVC, Inc. stockholder	$132	94	35	(129)	132

Condensed consolidating statements of comprehensive income - Adjusted

Three months ended June 30, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$139	67	25	(92)	139
Foreign currency translation adjustments	(16)	—	(16)	16	(16)
Total comprehensive income	123	67	9	(76)	123
Comprehensive income attributable to noncontrolling interest	(7)	—	(7)	7	(7)
Comprehensive income attributable to QVC, Inc. stockholder	$116	67	2	(69)	116

Condensed consolidating statements of comprehensive income

Six months ended June 30, 2014
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$262	105	8	(113)	262
Foreign currency translation adjustments	18	—	18	(18)	18
Total comprehensive income	280	105	26	(131)	280
Comprehensive income attributable to noncontrolling interest	(22)	—	(22)	22	(22)
Comprehensive income attributable to QVC, Inc. stockholder	$258	105	4	(109)	258

Condensed consolidating statements of comprehensive income - Adjusted

Six months ended June 30, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$245	146	53	(199)	245
Foreign currency translation adjustments	(107)	—	(107)	107	(107)
Total comprehensive income (loss)	138	146	(54)	(92)	138
Comprehensive income attributable to noncontrolling interest	(6)	—	(6)	6	(6)
Comprehensive income (loss) attributable to QVC, Inc. stockholder	$132	146	(60)	(86)	132

Condensed consolidating statements of cash flows

Six months ended June 30, 2014
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$217	172	160	—	549
Investing activities:
Capital expenditures, net	(74)	(1)	38	(20)	(57)
Expenditures for cable and satellite television distribution rights, net	—	(8)	—	—	(8)
Intercompany investing activities	114	27	—	(141)	—
Net cash provided by (used in) investing activities	40	18	38	(161)	(65)
Financing activities:
Principal payments of debt and capital lease obligations	(1,414)	—	(5)	—	(1,419)
Principal borrowings of debt from senior secured credit facility	554	—	—	—	554
Proceeds from issuance of senior secured notes, net of original issue discount	999	—	—	—	999
Payment of debt origination fees	(12)	—	—	—	(12)
Other financing activities	(4)	—	—	—	(4)
Dividends paid to Liberty	(480)	—	—	—	(480)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt borrowings (repayments)	65	65	(130)	—	—
Intercompany financing activities	(25)	(226)	90	161	—
Net cash used in financing activities	(317)	(161)	(70)	161	(387)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(6)	—	(6)
Net (decrease) increase in cash and cash equivalents	(60)	29	122	—	91
Cash and cash equivalents, beginning of period	78	133	246	—	457
Cash and cash equivalents, end of period	$18	162	368	—	548

Condensed consolidating statements of cash flows - Adjusted

Six months ended June 30, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$275	115	52	—	442
Investing activities:
Capital expenditures, net	(33)	—	(42)	—	(75)
Expenditures for cable and satellite television distribution rights, net	—	(25)	(1)	—	(26)
Changes in other noncurrent assets	4	—	(3)	—	1
Intercompany investing activities	258	149	—	(407)	—
Net cash provided by (used in) investing activities	229	124	(46)	(407)	(100)
Financing activities:
Principal payments of debt and capital lease obligations	(1,690)	—	(5)	—	(1,695)
Principal borrowings of debt from senior secured credit facility	1,053	—	—	—	1,053
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	—	—	—	1,050
Payment of debt origination fees	(16)	—	—	—	(16)
Payment of bond premium fees	(46)	—	—	—	(46)
Other financing activities	7	—	—	—	7
Dividends paid to Liberty	(765)	—	—	—	(765)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(21)	86	(65)	—	—
Intercompany financing activities	(143)	(326)	62	407	—
Net cash used in financing activities	(571)	(240)	(33)	407	(437)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(29)	—	(29)
Net decrease in cash and cash equivalents	(67)	(1)	(56)	—	(124)
Cash and cash equivalents, beginning of period	75	165	300	—	540
Cash and cash equivalents, end of period	$8	164	244	—	416

(19) Guarantor/Non-guarantor Subsidiary Financial Information
The following information contains the consolidating financial statements for the Company, the parent on a stand-alone basis (QVC, Inc.), the combined subsidiary guarantors (Affiliate Relations Holdings, Inc.; Affiliate Investment, Inc.; AMI 2, Inc.; ER Marks, Inc.; QVC International LLC; QVC Rocky Mount, Inc. and QVC San Antonio, LLC) and the combined non-guarantor subsidiaries pursuant to Rule 3-10 of Regulation S-X. Certain non-guarantor subsidiaries are majority-owned by QVC International LLC, which is a guarantor subsidiary.
These consolidating financial statements have been prepared from the Company's financial information on the same basis of accounting as the Company's consolidated financial statements. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, such as management fees, royalty revenue and expense and interest income and expense. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. Certain costs have been partially allocated to all of the subsidiaries of the Company.
The subsidiary guarantors are 100% owned by the Company. All guarantees are full and unconditional and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its U.S. subsidiaries, including the guarantors, by dividend or loan. The Company has not presented separate notes and other disclosures concerning the subsidiary guarantors as the Company has determined that such material information is available in the notes to the Company's consolidated financial statements.
The Company adjusted the previously reported consolidating financial statements to correctly classify transactions among QVC Inc., the combined subsidiary guarantors and the combined non-guarantor subsidiaries.
The adjustments to the consolidating balance sheets:

•
increased intercompany accounts receivable of the combined non-guarantor subsidiaries by $650 million and increased intercompany accounts payable of QVC, Inc. by $1,055 million related to cumulative revenue net of cumulative cost of goods sold and cumulative operating expenses, which have been attributed from QVC, Inc. to the combined non-guarantor subsidiaries as of December 31, 2012; and

•
increased shareholder’s equity for the combined subsidiary guarantors by $405 million and combined non-guarantor subsidiaries by $650 million with an equal and offsetting increase in the investment in subsidiaries of QVC, Inc. and its corresponding elimination as of December 31, 2012.

The adjustments to the consolidating statements of operations:

•
attributed $231 million and $199 million of revenue, $69 million and $73 million of cost of goods sold and $33 million and $25 million in operating expenses for the years ended 2012 and 2011, respectively, from QVC, Inc. to the combined non-guarantor subsidiaries and recognized equal and offsetting increases in the equity in earnings of subsidiaries of QVC, Inc.; and

•	recognized $63 million and $52 million for the years ended 2012 and 2011, respectively, in net income attributable to noncontrolling interests of QVC, Inc. and eliminated that income in consolidation.
The adjustments to the condensed consolidating statements of cash flows:

•
attributed net cash provided by operating activities from QVC, Inc. to the combined non-guarantor subsidiaries primarily related to revenue net of cost of goods sold and operating expenses of $156 million and $103 million for the years ended 2012 and 2011, respectively;

•
increased net cash provided by the investing activities of QVC, Inc. of $101 million for the year ended 2012, decreased net cash used in the investing activities of QVC, Inc. of $37 million for the year ended 2011 and increased net cash provided by the investing activities of the combined subsidiary guarantors of $49 million for the year ended 2012, all with equal and offsetting eliminations; and

•
increased net cash provided by the financing activities of QVC, Inc. of $55 million and $140 million for the years ended 2012 and 2011, respectively, decreased net cash used in the financing activities of the combined subsidiary guarantors of $48 million for the year ended 2012 and decreased net cash used in the financing activities of the non-guarantor subsidiaries of $152 million and $106 million for the years ended 2012 and 2011, respectively, all with equal and offsetting eliminations.

The adjustments had no impact to the Company's consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of changes in equity or consolidated statements of cash flows for any current and previously reported period.
The effect of the adjustment on equity as of January 1, 2012 was as follows:

(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
As previously reported	$7,890	3,465	1,716	(5,052)	8,019
Adjustment	—	450	465	(915)	—
Adjusted	$7,890	3,915	2,181	(5,967)	8,019

Consolidating balance sheets

December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$78	133	246	—	457
Restricted cash	11	—	3	—	14
Accounts receivable, net	816	—	295	—	1,111
Inventories	684	—	247	—	931
Deferred income taxes	146	—	16	—	162
Prepaid expenses	20	—	27	—	47
Total current assets	1,755	133	834	—	2,722
Property, plant and equipment, net	265	67	774	—	1,106
Cable and satellite television distribution rights, net	—	510	114	—	624
Goodwill	4,169	—	1,028	—	5,197
Other intangible assets, net	1,128	2,050	158	—	3,336
Other noncurrent assets	8	—	63	—	71
Investments in subsidiaries	4,894	1,628	—	(6,522)	—
Total assets	$12,219	4,388	2,971	(6,522)	13,056
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	11	—	13
Accounts payable-trade	266	—	159	—	425
Accrued liabilities	463	96	470	—	1,029
Intercompany accounts payable (receivable)	1,019	(879)	(140)	—	—
Total current liabilities	1,750	(783)	500	—	1,467
Long-term portion of debt and capital lease obligations	3,745	—	55	—	3,800
Deferred compensation	13	—	1	—	14
Deferred income taxes	399	923	4	—	1,326
Other long-term liabilities	90	—	18	—	108
Total liabilities	5,997	140	578	—	6,715
Equity:
QVC, Inc. shareholder's equity	6,222	4,248	2,274	(6,522)	6,222
Noncontrolling interest	—	—	119	—	119
Total equity	6,222	4,248	2,393	(6,522)	6,341
Total liabilities and equity	$12,219	4,388	2,971	(6,522)	13,056

Consolidating balance sheets - Adjusted

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	4,844	1,838	—	(6,682)	—
Total assets	$12,230	4,737	3,153	(6,682)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts payable (receivable)	829	(816)	(13)	—	—
Total current liabilities	1,557	(710)	686	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	5,540	271	793	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,466	2,216	(6,682)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,466	2,360	(6,682)	6,834
Total liabilities and equity	$12,230	4,737	3,153	(6,682)	13,438
Consolidating statements of operations

Year ended December, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,914	841	2,914	(1,046)	8,623
Cost of goods sold	3,804	107	1,831	(277)	5,465
Gross profit	2,110	734	1,083	(769)	3,158
Operating expenses:
Operating	168	214	358	—	740
Selling, general and administrative, including stock-based compensation	1,028	—	356	(769)	615
Depreciation	38	6	83	—	127
Amortization of intangible assets	204	146	81	—	431
Intercompany management expense (income)	50	1	(51)	—	—
	1,488	367	827	(769)	1,913
Operating income	622	367	256	—	1,245
Other (expense) income:
Equity in losses of investee	—	—	(4)	—	(4)
Gains on financial instruments	12	—	3	—	15
Interest expense, net	(214)	—	—	—	(214)
Foreign currency (loss) gain	(13)	—	14	—	1
Loss on extinguishment of debt	(57)	—	—	—	(57)
Intercompany interest (expense) income	(16)	51	(35)	—	—
	(288)	51	(22)	—	(259)
Income before income taxes	334	418	234	—	986
Income tax expense	(119)	(132)	(102)	—	(353)
Equity in earnings of subsidiaries, net of tax	418	67	—	(485)	—
Net income	633	353	132	(485)	633
Less net income attributable to the noncontrolling interest	(45)	—	(45)	45	(45)
Net income attributable to QVC, Inc. shareholder	$588	353	87	(440)	588

Consolidating statements of operations - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,653	819	3,078	(1,034)	8,516
Cost of goods sold	3,644	116	1,941	(282)	5,419
Gross profit	2,009	703	1,137	(752)	3,097
Operating expenses:
Operating	140	206	369	—	715
Selling, general and administrative, including stock-based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,441	327	813	(752)	1,829
Operating income	568	376	324	—	1,268
Other (expense) income:
Equity in losses of investee	—	—	(4)	—	(4)
Gains on financial instruments	48	—	—	—	48
Interest expense, net	(233)	—	—	—	(233)
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	360	431	290	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	443	93	—	(536)	—
Net income	687	383	153	(536)	687
Less net income attributable to the noncontrolling interest	(63)	—	(63)	63	(63)
Net income attributable to QVC, Inc. shareholder	$624	383	90	(473)	624

Consolidating statements of operations - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,485	790	2,988	(995)	8,268
Cost of goods sold	3,507	120	1,906	(255)	5,278
Gross profit	1,978	670	1,082	(740)	2,990
Operating expenses:
Operating	166	201	377	—	744
Selling, general and administrative, including stock-based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,480	311	802	(740)	1,853
Operating income	498	359	280	—	1,137
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Gains on financial instruments	50	—	—	—	50
Interest (expense) income	(230)	—	1	—	(229)
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	306	410	238	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	416	70	—	(486)	—
Net income	612	356	130	(486)	612
Less net income attributable to the noncontrolling interest	(52)	—	(52)	52	(52)
Net income attributable to QVC, Inc. shareholder	$560	356	78	(434)	560

Consolidating statements of comprehensive income

Year ended December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$633	353	132	(485)	633
Foreign currency translation adjustments	(72)	—	(72)	72	(72)
Total comprehensive income	561	353	60	(413)	561
Comprehensive income attributable to noncontrolling interest	(20)	—	(20)	20	(20)
Comprehensive income attributable to QVC, Inc. shareholder	$541	353	40	(393)	541

Consolidating statements of comprehensive income - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$687	383	153	(536)	687
Foreign currency translation adjustments	(27)	—	(27)	27	(27)
Total comprehensive income	660	383	126	(509)	660
Comprehensive income attributable to noncontrolling interest	(44)	—	(44)	44	(44)
Comprehensive income attributable to QVC, Inc. shareholder	$616	383	82	(465)	616

Consolidating statements of comprehensive income - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	612	356	130	(486)	612
Foreign currency translation adjustments	(10)	—	(10)	10	(10)
Total comprehensive income	602	356	120	(476)	602
Comprehensive income attributable to noncontrolling interest	(57)	—	(57)	57	(57)
Comprehensive income attributable to QVC, Inc. shareholder	$545	356	63	(419)	545

Consolidating statements of cash flows

Year ended December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$379	389	205	—	973
Investing activities:
Capital expenditures, net	(106)	(8)	(97)	—	(211)
Expenditures for cable and satellite television distribution rights, net	—	(56)	(2)	—	(58)
Decrease (increase) in restricted cash	2	—	(1)	—	1
Changes in other noncurrent assets	(1)	—	(1)	—	(2)
Intercompany investing activities	368	277	—	(645)	—
Net cash provided by (used in) investing activities	263	213	(101)	(645)	(270)
Financing activities:
Principal payments of debt and capital lease obligations	(2,375)	—	(12)	—	(2,387)
Principal borrowings of debt from senior secured credit facility	1,674	—	—	—	1,674
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	—	—	—	1,050
Payment of debt origination fees	(16)	—	—	—	(16)
Payment of bond premium fees	(46)	—	—	—	(46)
Other financing activities	12	—	—	—	12
Dividends paid to Liberty	(1,005)	—	—	—	(1,005)
Dividends paid to noncontrolling interest	—	—	(45)	—	(45)
Net short-term intercompany debt borrowings (repayments)	190	(63)	(127)	—	—
Intercompany financing activities	(123)	(571)	49	645	—
Net cash used in financing activities	(639)	(634)	(135)	645	(763)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(23)	—	(23)
Net increase (decrease) in cash and cash equivalents	3	(32)	(54)	—	(83)
Cash and cash equivalents, beginning of period	75	165	300	—	540
Cash and cash equivalents, end of period	$78	133	246	—	457

Consolidating statements of cash flows - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$462	412	332	—	1,206
Investing activities:
Capital expenditures, net	(76)	(5)	(165)	—	(246)
Expenditures for cable and satellite television distribution rights, net	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets	(3)	—	—	—	(3)
Intercompany investing activities	443	265	—	(708)	—
Net cash provided by (used in) investing activities	366	259	(261)	(708)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt from senior secured credit facility	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty	(1,817)	—	—	—	(1,817)
Dividend paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	214	(59)	(155)	—	—
Intercompany financing activities	(146)	(670)	108	708	—
Net cash used in financing activities	(756)	(729)	(85)	708	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of period	3	223	334	—	560
Cash and cash equivalents, end of period	$75	165	300	—	540

Consolidating statements of cash flows - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$225	380	213	—	818
Investing activities:
Capital expenditures, net	(83)	(8)	(168)	—	(259)
Expenditures for cable and satellite television distribution rights, net	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	5	—	(1)	—	4
Intercompany investing activities	348	190	—	(538)	—
Net cash provided by (used in) investing activities	271	180	(169)	(538)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt from senior secured credit facility	465	—	—	—	465
Dividends paid to Liberty	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt borrowings (repayments)	104	2	(106)	—	—
Intercompany financing activities	(76)	(499)	37	538	—
Net cash used in financing activities	(537)	(497)	(131)	538	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of period	44	160	417	—	621
Cash and cash equivalents, end of period	$3	223	334	—	560